Additional Information: Condensed Financial Statements of Parent Company (Condensed Balance Sheets of Parent Company) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)
Current assets:
Cash and cash equivalents	$ 259,628	¥ 1,725,464	$ 205,983	¥ 1,368,943	¥ 1,035,425	¥ 410,544
Restricted cash	0	0		6,103
Prepayments and other current assets	17,660	117,369		157,291
Total current assets	369,553	2,456,015		1,899,236
Non-current assets:
Total non-current assets	21,454	142,575		348,809
Total assets	391,007	2,598,590		2,248,045
Current liabilities:
Current portion of long-term bank loans	25,942	172,411		121,584
Salaries and welfare payable	18,663	124,031		110,194
Taxes payable	10,618	70,563		88,857
Accrued expenses and other current liabilities	15,063	100,110		114,577
Total current liabilities	178,145	1,183,934		1,040,497
Non-current liabilities:
Long-term bank loans	0	0		158,755
Total liabilities	181,727	1,207,738		1,217,261
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.01 par value; 2,000,000,000 shares authorized as of June 30, 2015 and 2016 and 124,882,170 (including 39,955,627 Class A and 84,926,543 Class B) shares issued and outstanding as of June 30, 2015 and 2016, respectively)	1,126	7,485		7,296
Additional paid-in capital	232,750	1,546,833		1,491,387
Accumulated other comprehensive (loss)/income	2,493	16,565		(3,171)
Accumulated deficit	(30,503)	(202,718)		(486,540)
Total liabilities and shareholders' equity	391,007	2,598,590		2,248,045
Zhaopin [Member]
Current assets:
Cash and cash equivalents	103,600	688,516	$ 72,194	479,795	¥ 528,627	¥ 15,385
Restricted cash	0	0		6,103
Amounts due from a related party	66	437		858
Amounts due from subsidiaries and VIEs	624	4,145		4,145
Prepayments and other current assets	617	4,103		20,228
Total current assets	104,907	697,201		511,129
Non-current assets:
Investment in subsidiaries and VIEs	171,407	1,139,156		824,238
Total non-current assets	171,407	1,139,156		824,238
Total assets	276,314	1,836,357		1,335,367
Current liabilities:
Current portion of long-term bank loans	25,942	172,411		121,584
Amounts due to subsidiaries and VIEs	41,772	277,604		25,713
Salaries and welfare payable	1	9		9
Taxes payable	616	4,093		4,093
Accrued expenses and other current liabilities	497	3,306		5,472
Total current liabilities	68,828	457,423		156,871
Non-current liabilities:
Long-term bank loans	0	0		158,755
Total liabilities	68,828	457,423		315,626
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.01 par value; 2,000,000,000 shares authorized as of June 30, 2015 and 2016 and 124,882,170 (including 39,955,627 Class A and 84,926,543 Class B) shares issued and outstanding as of June 30, 2015 and 2016, respectively)	1,126	7,485		7,296
Additional paid-in capital	232,750	1,546,833		1,491,387
Accumulated other comprehensive (loss)/income	2,493	16,565		(3,171)
Accumulated deficit	(28,883)	(191,949)		(475,771)
Total shareholders' equity	207,486	1,378,934		1,019,741
Total liabilities and shareholders' equity	$ 276,314	¥ 1,836,357		¥ 1,335,367